Note 16 - Income Taxes - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Current income taxes	$ 13,263	$ 12,328
Deferred income taxes	(228)	2,717
Income taxes	$ 13,035	$ 15,045